Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,833,075,817	11,569,978,697
Construction in progress	2,471,906,134	3,099,937,769
Land	70,029,950	64,680,270
Buildings	820,488,268	629,754,211
Generation plant and equipment	7,025,101,427	6,435,310,747
Network infrastructure	1,283,066,501	1,188,201,802
Fixtures and fittings	141,407,876	131,402,242
Other property, plant, and equipment	21,075,661	20,691,656

	As of December 31,
	2023	2022
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,982,890,997)	(4,997,624,703)
Buildings	(190,875,178)	(187,875,641)
Plant and equipment	(4,168,517,659)	(4,224,174,273)
Network infrastructure	(513,708,508)	(479,761,456)
Fixtures and fittings	(89,015,209)	(85,619,903)
Other property, plant, and equipment	(20,774,443)	(20,193,430)

	As of December 31,
	2023	2022
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,850,184,820	6,572,353,994
Construction in progress	2,471,906,134	3,099,937,769
Land	70,029,950	64,680,270
Buildings	629,613,090	441,878,570
Generation plant and equipment	2,856,583,768	2,211,136,474
Network infrastructure	769,357,993	708,440,346
Fixtures and fittings	52,392,667	45,782,339
Other property, plant, and equipment	301,218	498,226

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the years of December 31, 2023 and 2022 are as follows:

	Construction in progress	Land	Buildings, Net	Generation plant and equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
Increases other than from business combinations	734,471,374	92,938	9,906	25,281	2,410,658	-	—	737,010,157
Increases (decreases) from foreign currency translation differences	5,306,989	106,008	15,692,204	40,417,640	1,266,833	(467,418)	4,509	62,326,765
Depreciation (1)	—	—	(25,464,456)	(153,690,399)	(35,239,266)	(6,788,472)	(187,984)	(221,370,577)
Impairment losses recognized in income for the year (2)	—	—	—	(7,023,888)	—	—	—	(7,023,888)
Increases (decreases) from transfers and other movements	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Increases (decreases) from transfers from construction in progress	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Disposals and removals from service	(1,832,639)	(1,280,569)	(43,824)	(1,445,026)	(414,606)	(129,978)	(22,200)	(5,168,842)
Disposals (3)	(1,369,868)	(66,882)	—	(880,411)	—	—	—	(2,317,161)
Removals	(462,771)	(1,213,687)	(43,824)	(564,615)	(414,606)	(129,978)	(22,200)	(2,851,681)
Decreases to be classified as held for sale (5)	(4,869,003)	—	(52,861,456)	(277,983,606)	—	2,751	8,667	(335,702,647)
Other increases (decreases)	(4,665,289)	(571,632)	(101,701,141)	153,850,501	(1,559,958)	—	—	45,352,481
Argentine hyperinflationary economy	613,326	111,048	158,026	1,163,727	—	361,250	—	2,407,377
Total movements	(628,031,635)	5,349,680	187,734,520	645,447,294	60,917,647	6,610,328	(197,008)	277,830,826
Balance as of December 31, 2023	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820

	Construction in progress	Land	Buildings, Net	Generation plant and equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
Increases other than from business combinations	1,010,059,037	—	(560,847)	925,250	1,752,776	145,616	—	1,012,882,679
Increases (decreases) from foreign currency translation differences	14,627,772	(84,493)	3,021,504	7,434,974	544,629	(300,948)	14,012	25,257,450
Depreciation	—	—	(22,407,997)	(139,378,454)	(38,646,149)	(7,383,182)	(320,992)	(208,136,774)
Increases (decreases) from transfers and other movements	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Increases (decreases) from transfers from construction in progress	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Disposals and removals from service	(53,307,303)	-	—	(1,619,263)	(3,190,127)	—	—	(58,116,693)
Disposals	(369,837)	—	—	—	—	—	—	(369,837)
Removals (4)	(52,937,466)	—	—	(1,619,263)	(3,190,127)	—	—	(57,746,856)
Decreases to be classified as held for sale (5)	(69,519,016)	(16,388,131)	(40,708,934)	—	(192,857,093)	(19,167,093)	—	(338,640,267)
Other increases (decreases)	22,274,490	1,438,994	2,941,741	120,184	904,111	(1,153,320)	—	26,526,200
Argentine hyperinflationary economy	516,740	109,738	161,758	1,271,162	—	394,087	—	2,453,485
Total movements	695,637,936	(14,035,209)	(28,899,966)	(2,922,370)	(165,657,451)	(22,150,727)	(306,980)	461,665,233
Balance as of December 31, 2022	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
(1)	See Note 31.a)
(2)	Relates to a higher impairment loss on property, plant and equipment, mainly explained by the impairment of items of property, plant, and equipment related to the gas-fired unit of the Tarapacá Power Plant.
(3)	The main component is the sale of the Huasco Power Plant, performed by our subsidiary Enel Generación Chile, for ThCh$5,318,040, from which a gain of ThCh$3,808,947 was obtained (see Note 33).
(4)	See clause v) in section c) other information, contained in this same Note.
(5)	See Note 5.